Basis of Presentation and Consolidation and Summary of Significant Accounting Policies - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2018
Goodwill
Goodwill	$ 6,520	$ 6,520	$ 6,520	$ 6,520	$ 6,520	$ 6,520
Impairment of goodwill	0	$ 0
Huddled Masses and Colossus Media LLC
Goodwill
Goodwill	$ 2,400		$ 2,400						$ 2,400
Orange 142 LLC
Goodwill
Goodwill							$ 4,100	$ 4,100